Property and Equipment, Net	12 Months Ended
Jun. 30, 2024
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 3 – Property and equipment, net

Property and equipment, net consist of the following:

	June 30, 2024	June 30, 2023
Leasehold improvement	$623,804	$621,417
Office furniture, equipment and others	79,772	74,104
Motor vehicles	222,323	221,472
Total	925,899	916,993
Less: accumulated depreciation	(784,165)	(476,164)
Total	$141,734	$440,829

Depreciation expense for the years ended June 30, 2024, 2023 and 2022, amounted to approximately $305,780, $293,135 and $150,147, respectively.

During the years ended June 30, 2024, 2023 and 2022, there was a loss on disposal of property and equipment amounted to approximately nil, $1,415 and nil respectively.